EMPLOYEE EQUITY INCENTIVE PLAN (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Weighted average risk-free interest rate	0.46%	1.21%
Weighted average expected option life	2 years 9 months	2 years 9 months
Weighted average volatility rate	62.00%	62.00%
Weighted average dividend yield	0.00%	0.00%